Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000130587 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Dividend Fund
Class Name	Class A
Trading Symbol	QDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quality Dividend Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.equitycompass.com/product/qdvax. You can also request this information by contacting us at (888) 201‑5799.
Additional Information Phone Number	(888) 201‑5799
Additional Information Website	https://www.equitycompass.com/product/qdvax
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Quality Dividend Fund (Class A / QDVAX)	$67	1.24%*
* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 45,092,303
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 31,751
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,092,303
Total number of portfolio holdings	28
Total advisory fee paid, net	$31,751
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	18.9%
Health Care	18.5%
Energy	11.3%
Information Technology	10.5%
Consumer Discretionary	9.5%
Consumer Staples	7.6%
Industrials	6.7%
Utilities	6.3%
Real Estate	5.4%
Materials	4.6%
Other Assets in Excess of Liabilities	0.7%
TOTAL	100.0%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000130588 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Dividend Fund
Class Name	Class C
Trading Symbol	QDVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quality Dividend Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.equitycompass.com/product/qdvax. You can also request this information by contacting us at (888) 201‑5799.
Additional Information Phone Number	(888) 201‑5799
Additional Information Website	https://www.equitycompass.com/product/qdvax
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Quality Dividend Fund (Class C / QDVCX)	$107	1.99%*
* Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.99%	[2]
Net Assets	$ 45,092,303
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 31,751
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,092,303
Total number of portfolio holdings	28
Total advisory fee paid, net	$31,751
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	18.9%
Health Care	18.5%
Energy	11.3%
Information Technology	10.5%
Consumer Discretionary	9.5%
Consumer Staples	7.6%
Industrials	6.7%
Utilities	6.3%
Real Estate	5.4%
Materials	4.6%
Other Assets in Excess of Liabilities	0.7%
TOTAL	100.0%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000130589 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Dividend Fund
Class Name	Institutional Class
Trading Symbol	QDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quality Dividend Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.equitycompass.com/product/qdvax. You can also request this information by contacting us at (888) 201‑5799.
Additional Information Phone Number	(888) 201‑5799
Additional Information Website	https://www.equitycompass.com/product/qdvax
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Quality Dividend Fund (Institutional Class / QDVIX)	$53	0.99%*
* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[3]
Net Assets	$ 45,092,303
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 31,751
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,092,303
Total number of portfolio holdings	28
Total advisory fee paid, net	$31,751
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	18.9%
Health Care	18.5%
Energy	11.3%
Information Technology	10.5%
Consumer Discretionary	9.5%
Consumer Staples	7.6%
Industrials	6.7%
Utilities	6.3%
Real Estate	5.4%
Materials	4.6%
Other Assets in Excess of Liabilities	0.7%
TOTAL	100.0%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

[1]	Annualized
[2]	Annualized
[3]	Annualized